Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (2,412,015)	$ 17,572,379	$ (10,189,181)	$ 4,227,727
Adjustments to reconcile net (loss) income to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class A and Class B ordinary shares			26,000
General and administrative expenses paid by related party under promissory note			9,360
Change in fair value of derivative warrant liabilities	4,445,810	(17,895,087)	6,742,750	(5,245,310)
Interest earned on securities held in Trust Account	(3,710,256)	(30,475)	(18,341)	(4,898,432)
Loss upon issuance of private placement warrants			2,175,000
Offering costs associated with warrants			592,641
Changes in operating assets and liabilities:
Due from related party			(7,960)
Prepaid expenses	67,689	60,428	(746,720)	474,174
Accounts payable	(5,909)	(53,228)	58,405	(26,625)
Accrued expenses	831,521	141,775	25,918	4,610,934
Net cash used in operating activities	(783,160)	(204,208)	(1,332,128)	(857,532)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(345,026,000)
Net cash used in investing activities			(345,026,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			345,000,000
Proceeds received from private placement			10,900,000
Repayment of note payable to related parties			(166,587)
Offering costs paid		(85,000)	(6,804,876)	(85,000)
Net cash used in financing activities		(85,000)	348,928,537	(85,000)
Net change in cash	(783,160)	(289,208)	2,570,409	(942,532)
Cash – beginning of the period	1,627,877	2,570,409		2,570,409
Cash – end of the period	$ 844,717	$ 2,281,201	2,570,409	1,627,877
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses			350,000
Offering costs paid by related party under promissory note			157,227
Deferred underwriting commissions			$ 11,721,500